Principal Activities, Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2014
Principal Activities, Organization and Basis of Presentation
(1)	PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION

Principal activities and organization

LDK Solar CO., Ltd. (the “Company” or “LDK”) is incorporated in the Cayman Islands and was established on May 1, 2006. LDK and its subsidiaries (collectively, the “Group”) are principally engaged in the design, development, manufacturing and marketing of photovoltaic (“PV”) products and development of power plant projects in the People’s Republic of China (“PRC”) and overseas market.

On February 27, 2014, the Grand Court of the Cayman Islands (the “Cayman court”), appointed joint provisional liquidators (the “JPLs”) to place the Company into provisional liquidation, pursuant to a winding-up petition the Company filed with the Cayman Court on February 21, 2014 on grounds of insolvency in anticipation of its inability to honor its payment obligations under the Rmb-denominated US$-settled 10% senior notes due 2014 (the “Senior Notes”), and the series A mandatorily redeemable convertible preferred shares of LDK Silicon & Chemical Technology Co., Ltd. (“LDK SCT”) (the “Preferred Shares” or “Preferred Obligation”). Provisional liquidation is a procedure under the Cayman Islands law to preserve and protect the assets of a Cayman Islands company until the hearing of a winding-up petition and the appointment of official liquidators. It is also used, as in the Company’s case, as a method of protecting a Cayman Islands company from its creditors in order to allow it an opportunity to attempt to reach a compromise or arrangement with its creditors on terms likely to be more advantageous to creditors than realizing and distributing its assets in an official liquidation under the Cayman Islands law.

In collaboration with the JPLs and negotiation with the Company’s creditors, the Company has prepared the schemes of arrangement (“the Schemes”), which were approved by the Company’s scheme creditors and became effective on December 10, 2014. Pursuant to the terms of the Schemes, the closing date for the restructuring of the Senior Notes and Preferred Obligation, as contemplated in the Schemes (“Debt Restructuring”), occurred on December 17, 2014. Please refer to Note 19.

On April 4, 2015, the Grand Court of the Cayman Islands ordered that, effective on April 21, 2015, the Company’s winding-up petition of February 21, 2014 will be dismissed. By this court order, LDK’s provisional liquidation has been brought to a conclusion on April 21, 2015.

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to operate profitably, to generate cash flows from operations, and to pursue financing arrangements to support its working capital requirements.

The Group has suffered recurring losses from operations and has incurred a net loss of US$269,684 for the year ended December 31, 2014. In addition, the Group had a working capital deficit (total consolidated current liabilities exceeding total consolidated current assets) of US$3,899,510 and a total capital deficit of US$2,312,367 as of December 31, 2014. As of December 31, 2014, the Group had cash and cash equivalents of US$17,926, and total short-term borrowings and current portion of long-term borrowings of US$2,839,331. As of December 31, 2014, outstanding short-term borrowings of US$539,556 were overdue and were subject to standstill and forbearance arrangement as verbally agreed with the banks. The Group has not yet renewed such loans as of May 11, 2015.

Further, the significant financial difficulties the Group is currently experiencing and the deterioration of the Group’s financial condition may result in the exercise of subjective acceleration provisions in some of the Group’s loan agreements that give the lenders the right to accelerate the repayment of the loans.

These and other factors disclosed in this annual report raise substantial doubt as to the Company’s ability to continue as a going concern. Management believes that it has developed a liquidity plan, as summarized below, that, if executed successfully, will provide sufficient liquidity to meet the Company obligations for a reasonable period of time.

•	Bank Financing and Other Financial Support

On November 11, 2013, the Group signed a framework agreement with a syndicate of 11 commercial banks in China for a working capital facility in the aggregate principal amount of Rmb 1,560,000 (or approximately US$255,900) (the “Working Capital Facility Agreement”). As of March 31, 2015, the Group had withdrawn Rmb 400,000 (or approximately US$65,370) from the credit facility and may further draw down when necessary. The proceeds drawn down under the Working Capital Facility Agreement are strictly limited to financing the Group’s onshore PRC operations within Jiangxi Province, and the Group may not use any of the proceeds to service the Group’s existing indebtedness, whether onshore or offshore. The facility will terminate on November 10, 2016 and each draw-down under the facility may be made subject to the absolute discretion and additional conditions imposed by the syndicate on a draw-specific basis.

As of December 31, 2014, outstanding short-term borrowings of US$539,556 were overdue and were subject to standstill and forbearance arrangement. The Group has not yet renewed such loans as of May 11, 2015. Although the Group has not settled these overdue borrowings, management believes that the Group will continue to be able to keep such standstill and forbearance status. In addition, management is evaluating the possibility of engaging the banks with a view to restructuring the Group’s overall indebtedness in China, together with the introduction of strategic and financial investors to improve the Group’s liquidity.

•	Disposal of Properties and Sales of Solar Farm Projects and Other Assets

The Group will continue to sell its solar farm projects in the ordinary course of its solar farm project development business. Some of the projects have become, or will soon become, salable in Europe, the United States and China. On March 30, 2015, the Group entered into a sales agreement with subsidiaries of Solar Power Inc. (“SPI”) to sell the Group solar farm projects in Europe and the United States. In addition, the Group is also evaluating the possibility to pledge or sell the shares in SPI it owns for new financing to support the working capital needs of the Group.

•	Delay in Capital Expenditure and Improvement in Working Capital Management

The Group has been negotiating with a number of its vendors, including suppliers of equipment and construction materials to obtain preferential pricing terms and more favorable payment terms. The Group has also decided to postpone a substantial portion of its planned capital expenditures for the next 12 months until market conditions improve for management to be comfortable in incurring such or a portion of such expenditures. To actively manage the Group’s cash flow and working capital requirements, management has implemented measures to closely monitor the Group’s inventory levels and manage the collection of the Group’s receivable balances.

While management believes that the measures in the liquidity plan will be adequate to satisfy its liquidity and cash flow requirements for the twelve months ending December 31, 2015, there is no assurance that the liquidity plan will be successfully implemented. Failure to successfully implement the liquidity plan will have a material adverse effect on the Group’s business, results of operations and financial position, and may materially adversely affect its ability to continue as a going concern. The consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded assets or the amounts and classification of liabilities or any other adjustments that might be necessary should the Group be unable to continue as a going concern.